Deposits to institutional cooperators, net (Tables)	12 Months Ended
Dec. 31, 2021
Deposits to institutional cooperators, net
Schedule of deposits to cooperators

	As of
	December 31,	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Deposits to cooperators	918,241,497	1,502,433,446	235,764,593
Provision for credit losses on deposits to institutional cooperators	(10,318,117)	(2,026,696)	(318,033)
Deposits to cooperators, net	907,923,380	1,500,406,750	235,446,560

Schedule of movement of the provision for deposits to institutional co-operators

		Reversal of provision for
	As of	credit losses on	Charge-off for	As of
	December 31,	deposits to	deposits to	December 31,
	2020	institutional cooperators	institutional cooperators	2021
	RMB	RMB	RMB	RMB
Deposits to institutional cooperators	10,318,117	(8,291,421)	—	2,026,696

		Reversal of provision for
	As of	credit losses on	Charge-off for	As of
	December 31,	deposits to	deposits to	December 31,
	2020	institutional cooperators	institutional cooperators	2021
	US$	US$	US$	US$
Deposits to institutional cooperators	1,619,138	(1,301,105)	—	318,033